Related Party Transactions (Details Narrative) $ in Millions, $ in Billions	1 Months Ended		12 Months Ended
	Oct. 31, 2020 CAD ($)	Oct. 31, 2020 CAD ($)	Oct. 31, 2021 CAD ($)	Oct. 31, 2021 USD ($)	Oct. 31, 2020 CAD ($)	Oct. 31, 2019 CAD ($)	Oct. 31, 2021 USD ($)
Key management personnel of entity or parent [member]
Disclosure of transactions between related parties [line items]
Amount receivable from related party	$ 449	$ 449	$ 150		$ 449
Symcor [member]
Disclosure of transactions between related parties [line items]
Cash paid to related party			76		78	$ 81
Amount payable to related party	12	12	12		$ 12
Description of ownership interest in related party					one-third ownership
Unsecured loan facility	100	100	100		$ 100
Charles Schwab Corporation [member]
Disclosure of transactions between related parties [line items]
Amount receivable from related party	75	75	26		75
Amount payable to related party	344	344	195		344
Undrawn borrowing facilities	305	305	95		305
Charles Schwab Corporation [member] | Insured Deposit Account Agreement [member]
Disclosure of transactions between related parties [line items]
Cash paid to related party	136		1,600
Average insured deposit	194,000	$ 194,000	$ 186,000		$ 194,000
Banking Service Fee (%)		0.15	0.15	0.15	0.15
Deposits under the Schwab IDA Agreement			$ 176,000				$ 142
Allowable maximum annual adjustment to sweep deposits				$ 10
Charles Schwab Corporation [member] | Insured Deposit Account Agreement [member] | Bottom of range [member]
Disclosure of transactions between related parties [line items]
Allowable maximum annual adjustment to sweep deposits				$ 50
TD Ameritrade Holding Corporation [member] | Insured Deposit Account Agreement [member]
Disclosure of transactions between related parties [line items]
Cash paid to related party					$ 1,900	2,200
Average insured deposit	$ 176,000	$ 176,000			$ 176,000	$ 140,000
Banking Service Fee (%)					0.25	0.25